Notes to the interim condensed consolidated statement of (income) loss - Operating expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Studies	€ (34,487)	€ (34,073)
Personnel costs	(15,184)	(10,391)
Fees	(3,387)	(2,795)
Depreciation, amortization and provisions	(1,704)	(1,854)
Insurance	(792)	(921)
IT systems	(479)	(444)
Energy and liquids	(402)	(447)
Patents	(343)	(643)
Support costs (including taxes)	(330)	(375)
Maintenance	(177)	(526)
Disposables	(210)	(887)
Other	(2,855)	(1,764)
Total operating expenses	(60,349)	(55,122)
Research and development costs
Operating expenses
Studies	(34,487)	(34,073)
Personnel costs	(6,811)	(7,637)
Fees	(141)	(118)
Depreciation, amortization and provisions	(1,580)	(1,732)
IT systems	(414)	(405)
Energy and liquids	(402)	(447)
Patents	(343)	(643)
Maintenance	(177)	(526)
Disposables	(210)	(887)
Other	(327)	(352)
Total operating expenses	(44,890)	(46,822)
Marketing - Business development expenses
Operating expenses
Personnel costs	(73)	(153)
Fees		(2)
IT systems	(10)	(6)
Other	(663)	(437)
Total operating expenses	(746)	(598)
General and administrative expenses
Operating expenses
Personnel costs	(8,300)	(2,600)
Fees	(3,247)	(2,675)
Depreciation, amortization and provisions	(124)	(122)
Insurance	(792)	(921)
IT systems	(55)	(33)
Support costs (including taxes)	(330)	(375)
Other	(1,866)	(975)
Total operating expenses	€ (14,713)	€ (7,701)